Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair value measurements [Abstract]
Summary of liabilities measured at fair value on recurring basis
	As of December 31, 2016
	Level 1	Level 2	Level 3	Total

Items
Investment - Available-for-sale securities	182,480	-	6,117	188,597

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total

Items
Short-term investments	29,570	94,980	-	124,550
Investment - Available-for-sale securities	138,251	-	1,961	140,212
	167,821	94,980	1,961	264,762

Schedule of changes in level 3 instruments
Level 3 Available-for-sale securities

Fair value as at January 1, 2016 and January 1, 2017	6,117
Other than temporary impairment	(6,117)
Addition	2,033
Foreign currency translation adjustment	(72)
Fair value as at December 31, 2017	1,961